Directors and senior management - Summary of Directors and Senior Management Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 700	$ 807	$ 539
Total	13,629	13,971	12,092
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	31	33	27
Retirement benefits	2	2	3
Share-based compensation	17	17	16
Termination and related amounts	7	1	2
Total	$ 57	$ 53	$ 48